GOODWILL AND OTHER INTANGIBLE ASSETS (Details 6) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Jan. 01, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	¥ 102,167		¥ 116,632	¥ 103,425
LCD business
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	¥ 14,143
Fair value in excess of carrying amount, percentage		6.90%
Discount rate determined as the weighted-average cost of capital for discounted cash flow model used to calculate fair value	9.00%
Growth rate for discounted cash flow model used to calculate fair value	0.00%